PROPERTY, SOFTWARE AND EQUIPMENT, NET - NARRATIVE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense of property and equipment	$ 3.4	$ 1.3	$ 5.8	$ 2.1	$ 5.7	$ 2.1
Amortization expense of internally developed software	$ 1.5	$ 0.9	$ 2.9	$ 1.8	$ 4.2	$ 3.3